Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
10. Income Taxes
Income tax provision
The income tax provision, for the years ended December

31, differs from that computed using the
enacted combined Canadian federal and provincial statutory

income tax rate for the following reasons:
millions of Canadian dollars 2021 2020
Income before provision for income taxes $

555 $

1,325
Statutory income tax rate 29.0% 29.5%
Income taxes, at statutory income tax rate

161

391
Additional impact from the sale of Emera Maine -

102
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities
(62) (48)
Foreign tax rate variance (42) (45)
Amortization of deferred income tax regulatory liabilities (33) (44)
Tax

effect of equity earnings
(16) (15)
Tax

credits
(13) (12)
Revaluation of deferred income taxes due to change in Nova Scotia tax rate -

12
Other (1) -
Income tax (recovery) expense

$ (6) $

341
Effective income tax rate (1%) 26%

Composition of taxes on income from continuing operations
millions of Canadian dollars 2021 2020
Current income taxes

Canada
$

20 $

18

United States

11 (58)
Deferred income taxes

Canada
(33)

20

United States

118

426

Other
2 (9)
Investment tax credits

United States
(11) (10)
Operating loss carryforwards

Canada
(64) (46)

United States
(49) -
Income tax (recovery) expense

$ (6) $

341
The following table reflects the composition of income

before provision for income taxes presented in the
Consolidated Statements of Income for the years ended

December 31:
millions of Canadian dollars 2021 2020

Canada
$

244 $

176

United States

289

1,142

Other

22 7
Income before provision for income taxes $

555 $

1,325

Deferred income tax assets and liabilities
The deferred income tax assets and liabilities presented in

the Consolidated Balance Sheets as at
December 31 consisted of the following:
millions of Canadian dollars 2021 2020
Deferred income tax assets:
Tax

loss carryforwards
$

873 $

724
Tax

credit carryforwards

375

319
Derivative instruments

188

108
Regulatory liabilities - cost of removal

170

184
Other

434

375
Total

deferred income tax assets before valuation allowance

2,040

1,710
Valuation allowance (256) (202)
Total

deferred income tax assets after valuation allowance
$

1,784 $

1,508
Deferred income tax (liabilities):
Property, plant and equipment $ (2,622) $ (2,450)
Derivative instruments (197) (93)
Other (538) (385)
Total

deferred income tax liabilities

$ (3,357) $ (2,928)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets $

295 $

209
Long-term deferred income tax liabilities (1,868) (1,629)
Net deferred income tax liabilities $ (1,573) $ (1,420)

Net operating loss ("NOL"), capital loss and tax credit carryforwards and their expiration periods
Emera’s net operating loss (“NOL”), capital loss

and tax credit carryforwards and their expiration periods
as at December 31, 2021 consisted of the following:
Subject to
Tax Valuation Net Tax Expiration
millions of Canadian dollars Carryforwards Allowance Carryforwards Period
Canada

NOL
$

1,776 $ (791) $

985 2026 - 2041

Capital loss

75 (75) - Indefinite
United States

Federal NOL
$

1,521 $ - $

1,521 2032 - Indefinite

State NOL

817 -

817 2032 - Indefinite

Tax credit

375 -

375 2025 - 2041
Other

NOL
$

52 $ (38) $

14 2022 - 2028

Details of the change in unrecognized tax benefits
millions of Canadian dollars 2021 2020
Balance, January 1 $

30 $

29
Increases due to tax positions related to current year 4 1
Increases due to tax positions related to a prior year 1 2
Decreases due to tax positions related to a prior year (1) (2)
Decreases due to settlement with tax authorities (6) -
Balance, December 31 $

28 $

30